Intangible assets - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 552,184	€ 614,363
Thom Browne segment
Disclosure of detailed information about intangible assets [line items]
EBITDA CAGR (%) 2028 vs. 2024	19.00%
Growth rate (%)	2.75%
Brand
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 153,523	€ 173,192
Brand | Thom Browne segment
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 216,542